Schedule of carrying amount of senior convertible notes (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Short-Term Debt [Line Items]
Balance at January 1, 2026
Balance at June 30, 2026	2,243,863
Senior Convertible Notes [Member]
Short-Term Debt [Line Items]
Balance at January 1, 2026
Contractual face value of notes issued	4,347,826
Original issue discount	(347,826)
Amount allocated to separately recognized embedded derivative liabilities	(1,420,000)
Initial debt issuance costs	(50,000)
Interest and discount accretion	124,828
Net effect of derecognizing the original debt hosts and recognizing the replacement debt hosts	2,361,303
Repayments and settlement-related adjustments	(1,300,319)
Conversions into ordinary shares	(1,471,949)
Balance at June 30, 2026	$ 2,243,863